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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-07677
                                   -----------------------------------


                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 8401 Colesville Road, Suite 320      Silver Spring, Maryland        20910
--------------------------------------------------------------------------------
            (Address of principal executive offices)              (Zip code)


                                Eugene A. Profit


Profit Investment Management 8401 Colesville Road  Silver Spring, Maryland 20910
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (301) 650-0059
                                                     ----------------------

Date of fiscal year end:        September 30, 2005
                          ------------------------------------

Date of reporting period:       June 30, 2005
                          ------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS - 96.9%                                   VALUE
--------------------------------------------------------------------------------

             AEROSPACE - 5.5%
      2,300  General Dynamics Corp.                                $   251,942
      8,000  United Technologies Corp.                                 410,800
                                                                   -----------
                                                                       662,742
                                                                   -----------
             BANKS - 9.8%
      7,600  Bank of America Corp.                                     346,636
      5,000  Hartford Financial Services Group, Inc.                   373,900
      6,500  JPMorgan Chase & Co.                                      229,580
      5,775  Washington Mutual, Inc.                                   234,985
                                                                   -----------
                                                                     1,185,101
                                                                   -----------
             COMPUTERS & COMPUTER PRODUCTS - 13.1%
      7,110  Cisco Systems, Inc. (a)                                   135,872
     15,000  EMC Corp. (a)                                             205,650
     20,000  Hewlett-Packard Co.                                       470,200
     19,500  Intel Corp.                                               508,170
     20,000  Western Digital Corp. (a)                                 268,400
                                                                   -----------
                                                                     1,588,292
                                                                   -----------
             CONSTRUCTION - 1.6%
      2,000  Caterpillar, Inc.                                         190,620
                                                                   -----------

             CONSTRUCTION PRODUCTS - 2.8%
      8,050  American Standard Cos., Inc.                              337,456
                                                                   -----------

             CONSUMER STAPLES - 1.8%
      6,000  Sysco Corp.                                               217,140
                                                                   -----------

             DIVERSIFIED MANUFACTURING OPERATIONS - 5.0%
      5,000  Danaher Corp.                                             261,700
      9,940  General Electric Co.                                      344,421
                                                                   -----------
                                                                       606,121
                                                                   -----------
             ELECTRIC - 1.9%
      2,700  DTE Energy Co.                                            126,279
      5,200  Xcel Energy, Inc.                                         101,504
                                                                   -----------
                                                                       227,783
                                                                   -----------
             FOOD - 1.3%
      4,900  McCormick & Co., Inc.                                     160,132
                                                                   -----------

             HEALTHCARE SERVICES - 1.4%
      3,200  Quest Diagnostics, Inc.                                   170,464
                                                                   -----------

             INSURANCE - 7.9%
      3,500  Aetna, Inc.                                               289,870
      2,700  Aon Corp.                                                  67,608
          1  Berkshire Hathaway, Inc. - Class A (a)                     83,500
      5,500  MGIC Investment Corp.                                     358,710
      3,950  PMI Group, Inc. (The)                                     153,971
                                                                   -----------
                                                                       953,659
                                                                   -----------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS - 96.9% (Continued)                        VALUE
--------------------------------------------------------------------------------

             INTERNET SECURITY - 2.2%
     12,000  Symantec Corp. (a)                                    $   260,880
                                                                   -----------

             MEDICAL - DRUGS - 7.4%
      3,000  Amgen, Inc. (a)                                           181,380
      6,613  Barr Pharmaceuticals, Inc. (a)                            322,318
     14,300  Pfizer, Inc.                                              394,394
                                                                   -----------
                                                                       898,092
                                                                   -----------
             MEDICAL - PRODUCTS - 4.5%
     15,500  Cytyc Corp. (a)                                           341,930
      4,000  Medtronic, Inc.                                           207,160
                                                                   -----------
                                                                       549,090
                                                                   -----------
             MORTGAGE LOAN/BANKER - 1.1%
      2,000  Freddie Mac                                               130,460
                                                                   -----------

             MULTI-MEDIA - 2.5%
     12,000  Walt Disney Co. (The)                                     302,160
                                                                   -----------

             OFFICE AUTOMATION & EQUIPMENT - 0.9%
      2,400  Pitney Bowes, Inc.                                        104,520
                                                                   -----------

             OIL - 5.8%
     10,300  GlobalSantaFe Corp.                                       420,240
      8,333  XTO Energy, Inc.                                          283,239
                                                                   -----------
                                                                       703,479
                                                                   -----------
             PACKAGING - 0.6%
      3,700  Pactiv Corp. (a)                                           79,846
                                                                   -----------

             PAPER MILLS - 2.6%
      5,000  Kimberly-Clark Corp.                                      312,950
                                                                   -----------

             RECREATIONAL VEHICLES - 1.8%
      4,000  Polaris Industries, Inc.                                  216,000
                                                                   -----------

             RETAIL - 3.9%
      2,900  Limited Brands                                             62,118
      9,000  Staples, Inc.                                             191,880
      4,000  Target Corp.                                              217,640
                                                                   -----------
                                                                       471,638
                                                                   -----------
             SERVICES - DIVERSIFIED - 4.2%
     14,000  Cendant Corp.                                             313,180
      8,000  IAC/InterActiveCorp (a)                                   192,400
                                                                   -----------
                                                                       505,580
                                                                   -----------
             SOFTWARE - 5.8%
      9,101  Adobe Systems, Inc.                                       260,470
     18,000  Microsoft Corp.                                           447,120
                                                                   -----------
                                                                       707,590
                                                                   -----------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
   SHARES    COMMON STOCKS - 96.9% (Continued)                        VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS - 1.5%
      5,100  Verizon Communications, Inc.                          $   176,205
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $10,209,824)                $11,718,000
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET FUNDS - 0.9%                                VALUE
--------------------------------------------------------------------------------

    114,194  Fidelity Institutional Cash Portfolio - Government
              (Cost $114,194)                                      $   114,194
                                                                   -----------

             TOTAL INVESTMENT SECURITIES - 97.8%
              (Cost $10,324,018)                                   $11,832,194

             OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%              267,566
                                                                   -----------

             NET ASSETS - 100.0%                                   $12,099,760
                                                                   ===========

 (a) Non-income producing security.

 See accompanying notes to portfolio of investments.

THE PROFIT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)


1. SECURITIES VALUATION

The Profit Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

The following is computed on a tax basis for each item as of June 30, 2005:

          Cost of portfolio investments          $  10,324,018
                                                 =============

          Gross unrealized appreciation          $   2,044,239
          Gross unrealized depreciation               (536,063)
                                                 -------------

          Net unrealized appreciation            $   1,508,176
                                                 =============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Profit Funds Investment Trust
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Eugene A. Profit
                           -------------------------------------------

                           Eugene A. Profit, President

Date          August 16, 2005
      --------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Eugene A. Profit
                           -------------------------------------------

                           Eugene A. Profit, President

Date          August 16, 2005
      --------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer


Date         August 16, 2005
      --------------------------------

* Print the name and title of each signing officer under his or her signature.